Contingent Liabilities - Additional Information (Detail) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended			1 Months Ended	3 Months Ended
	Jun. 06, 2012 USD ($)	Dec. 31, 2014 Employee Defendant	Jun. 30, 2014 United States District Court for Eastern District of Michigan USD ($) Defendant	Dec. 31, 2014 United States District Court for Eastern District of Michigan Defendant	Jun. 30, 2014 United States District Court for Eastern District of Michigan Direct purchaser settlement class USD ($)	Dec. 31, 2014 United States District Court for Eastern District of Michigan Direct purchaser settlement class USD ($)	Jun. 30, 2014 United States District Court for Eastern District of Michigan Auto dealer settlement class USD ($)	Jun. 30, 2014 United States District Court for Eastern District of Michigan End-payor settlement class USD ($)	Oct. 31, 2014 Brazilian Subsidiaries USD ($)	Oct. 31, 2014 Brazilian Subsidiaries BRL	Dec. 31, 2014 Ontario and Quebec Superior Court Defendant	Aug. 31, 2014 Construction Laborers Pension Trust of Greater St. Louis (CLPT) USD ($)	Jun. 30, 2014 Construction Laborers Pension Trust of Greater St. Louis (CLPT) USD ($)
Loss Contingencies [Line Items]
Aggregate assessment for all alleged violations									$ 20.4	55.0
Cash paid for litigation settlements	14.5											22.5
Number of employees impacted		3
Number of defendants in antitrust class actions		18
Number of pending antitrust class actions				14							4
Number of classes of plaintiffs			3
Expense related settlement agreements			65.0		40.0		6.0	19.0					4.5
Settlement agreements amount						$ 35.5